Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
25. Subsequent events
The Company evaluated its subsequent events through April
24
, 2020, the date on which these financial statements were
issu
ed
.
Since the outbreak of Coronavirus Disease 2019 (“COVID-19”) in January 2020, COVID-19 has spread rapidly to many parts of China and other parts of the world. This pandemic has resulted in quarantines, travel restrictions, and temporary closure of stores and facilities in China and elsewhere. Substantially all the Group’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may adversely affect our business operations, financial conditions and operating results for 2020, including but not limited to causing negative impacts to the Group’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts. The extent to which this outbreak may impact our results will depend on future developments, which are uncertain and cannot be estimated at this time.
On April 15, 2020, The Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$10 million of our outstanding American depositary shares over the next 12 months, subject to relevant rules under the Securities Exchange Act of 1934, as amended, and the Company’s insider trading policy.